Significant Risks (Tables)	6 Months Ended
Mar. 31, 2026
Significant Risks
Schedule of Concentration Risk of Customers

For the six months ended March 31, 2026, 2025 and 2024, customers who accounted for 10% or more of the Company’s revenues and their respective outstanding balances at period end dates, are presented as follows:

	For the Six Months Ended March 31, 2026		As of March 31, 2026
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$670,297	58%	$352,208	61%
Customer B	262,949	23%	125,356	22%
Total:	$933,246	81%	$477,564	83%

	For the Six Months Ended March 31, 2025		As of March 31, 2025
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$933,313	48%	$257,673	50%
Customer C	425,696	22%	-	-
Customer D	349,280	18%	89,567	17%
Total:	$1,708,289	88%	$347,240	67%

	For the Six Months Ended March 31, 2024		As of March 31, 2024
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer C	$154,730	46%	$358,168	74%
Customer E	127,903	38%	127,817	26%
Customer F	33,528	10%	-	-
Total:	$316,161	94%	$485,985	100%